ICA File Number:  811-06281
Liquid Institutional Reserves
51 West 52nd Street
New York, New York 10019-6114
212-882-5000
Todd Lebo
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114
Fiscal year end: 4/30
Reporting Period: 07/01/2003 - 06/30/2004



==============================LIR Money Market Fund=============================

Invests exclusively in non-voting securities



==========================LIR Treasury Securities Fund==========================

Invests exclusively in non-voting securities



========================LIR Government Securities Fund==========================

Invests exclusively in non-voting securities


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Liquid Institutional Reserves


By:_______/s/ Joseph Varnas____________
   Joseph Varnas
   President

                                     Page 1


Date: 8/27/04